Convertible Debentures Payable (Narrative) (Details) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Aug. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2015	May. 31, 2014
Debt Instrument [Line Items]
Accrued interest			$ 4,600	$ 802,600	$ 0
Debt conversion, principal and interest converted			$ 0	4,127,201
Exercise price of warrants			$ 6.00
Induced Conversion of Convertible Debt Expense			$ 0	13,713,767
5% Bridge Notes [Member]
Debt Instrument [Line Items]
Warrants issued to purchase shares			74,709
Debt interest expense			$ 184,700	94,400
Principal amount			$ 826,900	1,793,000
Fair value of warrants						$ 279,100
Interest rate			5.00%
Exercise price of warrants			$ 5.88
Emergent Financial Group, Inc. [Member] | 5% Bridge Notes [Member]
Debt Instrument [Line Items]
Debt conversion, principal and interest converted			$ 1,743,000
Debt interest expense			$ 98,400	385,400
Percentage of Offering Price on Conversion Price			90.00%
Percentage of Commission on Principal Balance of Notes			9.00%
Debt financing costs			$ 492,500
One Note Holder [Member] | 5% Bridge Notes [Member]
Debt Instrument [Line Items]
Debt interest expense			50,800
Bridge Notes [Member]
Debt Instrument [Line Items]
Warrants issued to purchase shares		149,789
Debt conversion, principal and interest converted	$ 4,127,200
Debt interest expense			0	$ 199,200
Fair value of warrants		$ 199,200
Notes Issued		$ 400,000
Debt Conversion Converted Instrument Units Issued	1,719,668
Debt Instrument, Convertible, Conversion Price	$ 2.40
Debt Conversion Converted Instrument Units Description	one share of common stock of the Company (“Common Stock”) and (ii) one warrant to purchase one share of Common Stock at an exercise price of $4.44 per share. The warrants are exercisable beginning on March 31, 2015
2013 Bridge Note [Member]
Debt Instrument [Line Items]
Principal amount			1,294,500
Interest rate		8.00%
2014 Bridge Notes [Memeber]
Debt Instrument [Line Items]
Principal amount			2,765,300
2013 and 2014 Bridge Notes [Member]
Debt Instrument [Line Items]
Principal amount			$ 4,059,800
2013 and 2014 Bridge Notes [Member] | January 31 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			15.00%
2013 and 2014 Bridge Notes [Member] | February 1 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			5.00%
2013 and 2014 Bridge Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Exercise price of warrants		$ 3.48
2013 and 2014 Bridge Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrants		$ 2.28